UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.7%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,280,608
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,665	1,902,962
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,655,092
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,987,218

		19,825,880
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	1,315	1,336,053
Arizona — 2.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	9,223,631
5.00%, 12/01/37	5,000	6,419,950

		15,643,581
California — 10.2%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	5,031,535
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,734,597
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 7/01/34	3,155	3,619,984
St. Joseph Health System, 5.00%, 7/01/33	2,560	3,074,278
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	305	359,690
5.25%, 8/15/49	770	902,001
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,650	1,857,339

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 7/01/39	$2,300	$2,562,660
Loma Linda University Medical Center, 5.00%, 12/01/41 (a)	1,100	1,264,945
Loma Linda University Medical Center, 5.00%, 12/01/46 (a)	1,335	1,529,122
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 8/15/51	4,785	5,191,581
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 5/01/43	3,285	3,339,235
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,798,017
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	511,580
6.25%, 10/01/40	335	423,159
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1, 5.13%, 6/01/47	6,205	6,204,566
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,037
Various Purposes, 6.00%, 3/01/33	5,085	6,000,758
Various Purposes, 6.50%, 4/01/33	14,075	16,247,617
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,933,447
Sub-Series I-1, 6.38%, 11/01/34	2,385	2,810,126
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 6/01/25	1,345	1,366,533

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1 (continued):
5.00%, 6/01/37	$1,775	$1,775,089

		75,547,896
Colorado — 0.9%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	1,720	1,921,498
University of Colorado, RB, Series A (b):
5.25%, 6/01/19	2,250	2,539,058
5.38%, 6/01/19	1,250	1,414,975
5.38%, 6/01/19	830	939,543

		6,815,074
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	3,097,525
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G (b):
5.00%, 7/01/20	2,225	2,588,876
5.00%, 7/01/20	5,000	5,817,700

		11,504,101
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,595,822
Delaware Transportation Authority, RB, 5.00%, 6/01/55	2,430	2,864,703
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	9,074,034

		14,534,559
District of Columbia — 3.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	5,101,871

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (c)	$8,350	$5,074,211
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (c)	15,000	8,793,300
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,709,647
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	13,410	7,504,102

		29,183,131
Florida — 5.5%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	3,280,027
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	6,900	7,779,750
County of Alachua Florida Health Facilities Authority, RB, 5.00%, 12/01/44	4,825	5,628,893
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (b)	2,155	2,368,690
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,790	3,284,918
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,658,672
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	6,150	8,050,043
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	3,803	1,910,877

		40,961,870
Georgia — 2.3%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	5,270	6,397,042

2	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	$1,075	$1,332,850
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,917,600
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	6,945	7,752,703

		17,400,195
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,148,829
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,024,100
Illinois — 16.5%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,004,980
City of Chicago Illinois, GARB, 3rd Lien:
O’Hare International Airport, Series C, 6.50%, 1/01/41	11,920	14,506,402
O’Hare International Airport, Series A, 5.75%, 1/01/39	3,500	4,102,980
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,695	3,761,547
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	6,390	6,656,591
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	4,200	4,901,316
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,365,834
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	5,530	6,169,655

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$1,635	$1,905,903
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,278,305
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,700,096
Illinois Finance Authority, Refunding RB (continued):
Presence Health Network, Series C, 5.00%, 2/15/36 (f)	445	507,416
Presence Health Network, Series C, 4.00%, 2/15/41 (f)	3,000	3,007,650
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,435	6,479,281
Senior, Series C, 5.00%, 1/01/37	5,815	6,927,409
Series A, 5.00%, 1/01/38	4,720	5,470,622
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	27,225	7,989,993
Series B (AGM), 5.00%, 6/15/50	12,435	13,500,058
Series B-2, 5.00%, 6/15/50	5,085	5,378,048
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,215,803
6.00%, 6/01/28	2,335	2,800,039
State of Illinois, GO:
5.50%, 7/01/38	4,000	4,456,680
5.00%, 2/01/39	3,195	3,449,833
Series A, 5.00%, 4/01/38	2,510	2,690,494
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,413,694
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,675	1,932,766

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Illinois (continued)
5.00%, 4/01/44	$2,045	$2,350,564

		122,923,959
Indiana — 4.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	2,024,244
7.00%, 1/01/44	3,950	4,943,741
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,937,215
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	910	1,022,976
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	3,015	3,369,353
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	840	948,923
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,900,929
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,522,074
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	2,230	2,515,083
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,580	3,057,223

		35,241,761
Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,805	1,874,926
5.50%, 12/01/22	4,765	4,955,124
5.25%, 12/01/25	940	1,014,034

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$2,620	$2,790,824
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 6/01/34	3,500	3,528,175

		14,163,083
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	5,044,796
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,055	2,359,427
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (g)	2,485	2,215,502

		4,574,929
Louisiana — 3.2%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (b)	1,610	1,793,476
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	9,632,340
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,390,813
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,351,475
5.25%, 5/15/31	1,750	1,984,815
5.25%, 5/15/32	2,240	2,581,376
5.25%, 5/15/33	2,430	2,780,552

4	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
5.25%, 5/15/35	$1,025	$1,179,006

		23,693,853
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,470,642
Maryland — 0.5%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,449	1,450,739
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	986,093
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,545	1,535,204

		3,972,036
Massachusetts — 2.3%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	6,035	6,014,541
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,456,465
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	4,565	4,649,635
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	1,640	1,827,206

		16,947,847
Michigan — 4.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,995	10,311,328
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	3,174,785

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	$1,830	$2,062,099
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	6,085	6,946,879
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 9/01/18 (b)	2,000	2,307,200
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	6,365	7,375,635

		32,177,926
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (b)	280	319,864
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	599,056
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	510	583,058

		1,182,114
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,915,674
5.00%, 9/01/42	925	1,043,141

		2,958,815
New Jersey — 5.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,490	3,723,132
5.25%, 11/01/44	3,180	3,378,782

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	$2,250	$2,353,590
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,675	1,782,485
Continental Airlines, Inc. Project, 5.25%, 9/15/29	975	1,091,737
Kapkowski Road Landfill Project, Series B, 6.50%, 4/01/31	2,500	3,083,500
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,355	1,588,385
Series A, 5.00%, 1/01/43	1,835	2,145,445
Series E, 5.00%, 1/01/45	5,425	6,444,629
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	7,395	3,465,445
Transportation Program, Series AA, 5.00%, 6/15/44	3,875	4,297,375
Transportation System, Series A, 5.50%, 6/15/41	3,630	4,047,523
Transportation System, Series B, 5.25%, 6/15/36	4,990	5,519,638

		42,921,666
New York — 8.6%
City of New York New York Transitional Finance Authority, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,985	5,892,120
Future Tax Secured Revenue, Fiscal 2015, Series B, Sub-Series B-1, 5.00%, 8/01/39	5,055	6,213,657
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,700	3,916,709
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	473	550,443
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,070	4,070,203

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	$4,960	$6,121,979
5.25%, 11/15/39	1,765	2,177,039
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	4,910	5,577,662
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,480	2,820,554
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	8,145	9,339,383
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	705	792,942
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,760	2,050,787
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	3,595	4,367,278
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	3,096,686
6.00%, 12/01/42	1,485	1,746,880
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,900	4,899,559

		63,633,881
North Carolina — 1.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,270,838
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (b)	2,805	3,146,509

6	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	$2,970	$3,391,680
Presbyterian Homes, 5.40%, 10/01/27	5,000	5,029,850
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,210	1,399,825

		14,238,702
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	4,575	4,540,413
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	4,320	4,646,765
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,572,206
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	3,065,638
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,685	1,904,640

		15,729,662
Pennsylvania — 3.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	5,728,485
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,325	1,487,180
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	4,253,761
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,765	2,074,157

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$3,210	$3,612,759
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	2,305	2,740,069
Series A-1, 5.00%, 12/01/46	2,880	3,429,677

		23,326,088
Rhode Island — 2.7%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35 (d)(e)	4,155	1,031,603
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	8,215	8,782,985
Tobacco Settlement Financing Corp., Refunding RB, Series B (continued):
5.00%, 6/01/50	9,875	10,580,865

		20,395,453
South Carolina — 4.3%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	6,695	7,599,896
AMT, 5.25%, 7/01/55	2,690	3,141,597
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,741,654
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	9,550	11,547,956

		32,031,103
Tennessee — 0.8%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	3,277,940
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	585	585,129

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	$1,440	$1,729,353

		5,592,422
Texas — 6.6%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (b)	4,365	5,375,148
Sub-Lien, 5.00%, 1/01/33	725	826,370
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,225	1,427,492
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	3,060	3,550,396
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 7/15/30	3,600	4,127,292
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,375,187
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,200	2,488,266
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,861,156
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	460	541,682
7.00%, 1/01/43	485	583,436
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,913,741
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (b)	1,000	1,167,270
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	4,110	1,881,311

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/38	$1,910	$2,267,399
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	6,000	7,109,940
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	7,419,806

		48,915,892
Virginia — 1.3%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,270	3,752,390
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT (continued):
6.00%, 1/01/37	4,750	5,674,208

		9,426,598
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,565	1,838,609
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,745	5,739,125

		7,577,734
Wisconsin — 3.5%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	16,246,802
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,624,300

8	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$3,790	$4,139,817

		26,010,919
Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	6,987,836
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	595	644,796

		7,632,632
Total Municipal Bonds — 111.7%		830,029,646

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.6%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/16 (b)	4,538	4,599,000
California — 7.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (b)	6,582	7,453,712
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	5,310	5,822,946
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	19,080	21,587,112
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,973	13,646,117
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	4,650	4,862,412

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$2,154	$2,448,650

		55,820,949
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (b):
Series C-3, 5.10%, 4/01/18	7,490	8,081,785
Series C-7, 5.00%, 5/01/18	4,800	5,172,048
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	4,299	4,822,020
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	7,820	8,633,593

		26,709,446
Connecticut — 2.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,117	9,452,132
Series X-3, 4.85%, 7/01/37	9,266	9,618,170

		19,070,302
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	13,166,676
Georgia — 0.9%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,962,787
Massachusetts — 0.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,449,425
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(i)	4,049	4,567,933

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York — 9.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	$3,195	$3,619,296
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	3,260	3,854,272
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	9,939	12,271,355
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	26,040,256
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	13,081	15,825,551
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,709,716

		68,320,446
North Carolina — 3.9%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,037,639
Duke University Project, Series B, 5.00%, 10/01/55	5,290	6,440,469
North Carolina Capital Facilities Finance Agency, Refunding RB (continued):
Wake Forest University, 5.00%, 1/01/19 (b)	3,120	3,448,817

		28,926,925
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	30,970,283

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas — 2.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	$5,060	$5,991,850
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	8,126,709
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,243	7,461,145

		21,579,704
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,303	8,035,663
Virginia — 3.4%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	7,081,532
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	10,618	11,460,835
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,874,978

		25,417,345
Washington — 0.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	5,384	5,682,281
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	11,456	12,485,819
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.4%		337,764,984
Total Long-Term Investments (Cost — $1,037,013,614) — 157.1%		1,167,794,630

10	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (j)(k)	3,560,817	$3,560,817
Total Short-Term Securities (Cost — $3,560,817) — 0.5%		3,560,817

Value
Total Investments (Cost — $1,040,574,431*) — 157.6%	$1,171,355,447
Other Assets Less Liabilities — 0.6%	4,282,130
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.4)%	(181,399,027)
Loan for TOB Trust Certificates	(59,784)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (33.8)%	(251,004,658)

Net Assets Applicable to Common Shares — 100.0%	$743,174,108

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$860,033,213

Gross unrealized appreciation	$135,399,995
Gross unrealized depreciation	(5,309,939)

Net unrealized appreciation	$130,090,056

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	When-issued security.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 and November 15, 2019, is $23,450,904.

(j)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Net Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,922,502	(3,361,685)	3,560,817	$3,560,817	$3,321

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(73)	5-Year U.S. Treasury Note	September 2016	$ 8,907,141	$14,068
(89)	10-Year U.S. Treasury Note	September 2016	$11,841,172	15,667
(49)	Long U.S. Treasury Bond	September 2016	$ 8,547,437	(171,605)
(17)	Ultra U.S. Treasury Bond	September 2016	$ 3,239,031	(100,387)
Total				$(242,257)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

12	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,167,794,630	—	$1,167,794,630
Short-Term Securities	$3,560,817	—	—	3,560,817

Total	$3,560,817	$1,167,794,630	—	$1,171,355,447

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$29,735	—	—	$29,735
Liabilities:
Interest rate contracts	(271,992)	—	—	(271,992)

Total	$(242,257)	—	—	$(242,257)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016	13

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$504	$—	—	$504
Cash pledged for futures contracts	447,850	—	—	447,850
Liabilities:
Loan for TOB Trust Certificates	—	(59,784)		(59,784)
TOB Trust Certificates	—	(181,232,178)	—	(181,232,178)
VRDP Shares	—	(251,400,000)	—	(251,400,000)

Total	$448,354	$(432,691,962)	—	$(432,243,608)

During the period ended July 31, 2016, there were no transfers between levels.

14	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date:	September 21, 2016